BANK BORROWINGS (Details 3)	1 Months Ended			1 Months Ended			12 Months Ended				1 Months Ended						12 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended					12 Months Ended
	Jun. 30, 2011 Trina China CDB Y	Dec. 31, 2011 Trina China CDB USD ($)	Jun. 29, 2011 Trina China CDB USD ($)	May 31, 2011 Trina China Export-Import Bank of China Y	Dec. 31, 2011 Trina China Export-Import Bank of China USD ($)	May 17, 2011 Trina China Export-Import Bank of China USD ($)	Dec. 31, 2011 Trina China Agriculture Bank of China USD ($) Y	Dec. 31, 2011 Trina China Agriculture Bank of China CNY Y	Dec. 31, 2011 Trina China LIBOR CDB	Dec. 31, 2011 Trina China LIBOR Export-Import Bank of China	Jan. 30, 2010 Trina Solar (Luxembourg) S.A.R.L. CDB Y	Dec. 31, 2011 Trina Solar (Luxembourg) S.A.R.L. CDB USD ($)	Dec. 31, 2011 Trina Solar (Luxembourg) S.A.R.L. CDB EUR (€)	Dec. 31, 2010 Trina Solar (Luxembourg) S.A.R.L. CDB USD ($)	Dec. 31, 2010 Trina Solar (Luxembourg) S.A.R.L. CDB EUR (€)	Jan. 11, 2010 Trina Solar (Luxembourg) S.A.R.L. CDB EUR (€) Megawatt	Dec. 31, 2011 Trina Solar (Luxembourg) S.A.R.L. EURIBOR CDB	Dec. 31, 2011 Trina Solar (Changzhou) Science and Technology Co., Ltd. Standard Chartered Bank USD ($) M Y Megawatt	Dec. 07, 2011 Trina Solar (Changzhou) Science and Technology Co., Ltd. Standard Chartered Bank USD ($)	Dec. 31, 2011 Trina Solar (Changzhou) Science and Technology Co., Ltd. HIBOR Standard Chartered Bank	Dec. 31, 2011 Long-term borrowings secured by property, plant and equipment Trina China Syndicate of banks USD ($)	Dec. 31, 2011 Long-term borrowings secured by land use right Trina China Syndicate of banks USD ($)	Dec. 31, 2011 Long-term borrowings secured by land use right Trina China Agriculture Bank of China USD ($)	Sep. 30, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks Y	Dec. 31, 2011 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks USD ($)	Dec. 31, 2011 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks CNY	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks one USD ($)	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks one CNY	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks two USD ($)	Dec. 31, 2011 Long-term bank loans, secured by building and machinery of Trina China Trina China LIBOR Syndicate of banks
Long-term borrowings
Average interest rate (as a percent)							6.65%	6.65%	3.25%	4.59%		4.66%	4.66%	4.00%	4.00%					2.61%
Term of credit facility	3			3			3	3			15							3						5
Maximum borrowing capacity			$ 180,000,000			$ 40,000,000	$ 4,800,000	30,000,000								€ 100,000,000			$ 100,000,000		$ 314,406,212	$ 8,773,598	$ 8,411,497				$ 241,965,434	1,524,600,000	$ 80,000,000
Borrowing capacity designated solely for the expansion of the Company's production capacity																											205,050,072	1,292,000,000	80,000,000
Amount drawn down		180,000,000			14,000,000		4,800,000	30,000,000				53,400,000	41,300,000	66,500,000	50,000,000			100,000,000							254,003,581
Amount of remaining facility which can be drawn down on or after completion of capacity expansion					$ 26,000,000																				$ 36,915,361	232,600,000
Weighted average interest rate for borrowings (as a percent)																									6.50%	6.50%
Interest rate on RMB-denominated borrowings as a percentage of the rate stipulated by the Chinese central bank for loans of similar duration																									110.00%	110.00%
Variable interest rate base									three month London Interbank Offered Rate	six month London Interbank Offered Rate							6-month EURIBOR			Hong Kong Interbank Offered Rate										six month London Interbank Offered Rate
Interest rate, basis points added to variable rate (as a percent)									3.00%	3.80%		3.00%	3.00%							2.25%					3.00%	3.00%
Power of project assets for which the entity entered into a credit facility (in MW)																28.8
Initial period of draw down (in months)																		12
Total term of each tranche from initial draw down (in months)																		36
Extended period of tranche from draw down (in years)																		2
Expected addition of cell and module capacity (in MW)																		500